Restricted Net Assets	12 Months Ended
Dec. 31, 2025
Restricted Net Assets [Abstract]
Restricted net assets
23.	Restricted net assets

As stipulated by the relevant PRC laws and regulations applicable to the Group’s entities in the PRC, the Group is required to make appropriations from net income as determined in accordance with the PRC GAAP to non-distributable reserves, which include a statutory surplus reserve and a statutory welfare reserve. In addition, Liandu WFOE and Lishui Mengxiang VIE are required to annually appropriate 10% of their net after-tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. In addition, for private schools such as the School, PRC laws and regulations require that annual appropriations of at least 25% of after-tax income should be set aside as development funds. Under the Implementation Rules for the Law for Promoting Private Education of the PRC for Private Education Laws, or the 2021 Implementation Rules, which took effect on September 1, 2021, annual appropriations of 10% of after-tax income should be set aside prior to payments of dividend as development fund. The sponsor of non-profit private schools shall not receive proceeds from the running of the school, and the cash surplus of the non-profit private schools shall be retained for the running of the school development only. As a result of these and other restrictions under PRC laws and regulations, the Group’s subsidiaries and the VIEs incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. There are no significant differences between US GAAP and PRC accounting standards in connection with the reported net assets of the legally owned subsidiary in the PRC and the VIE. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to the shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Group’s subsidiaries and the VIEs to satisfy any obligations of the Company.

As of December 31, 2025, the total restricted net assets of the Company’s subsidiaries and VIEs incorporated in PRC subjected to restriction, including the registered capital, the PRC statutory reserves and certain education facilities assets, exceeded the 25 percent threshold, which amounted to RMB76.2 million (US$10.9 million). This restriction results in a corresponding requirement to provide the Company’s financial information.